Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2019
Organization and Principal Activities
Schedule of Group's subsidiaries, the VIEs and the major subsidiaries of the VIEs

			Percentage
			of direct or
			indirect
	Date of		ownership
	incorporation/	Place of	by the
Entity	acquisition	incorporation	Company	Principal activities
			Direct
Subsidiaries:
OneSmart Edu Inc. ("OneSmart BVI")	June 16, 2016	BVI	100%	Holding company
OneSmart Edu (HK) Limited ("OneSmart HK")	July 11, 2017	Hong Kong	100%	Holding company
OneSmart Great Edu (HK) Limited ("Great EDU")	Sept 11, 2018	Hong Kong	100%	Holding company
Shanghai Jing Xue Rui Information and Technology Co., Ltd. ("Shanghai Jing Xue Rui" or "WFOE")	September 28, 2011	PRC	100%	Educational technology research and development

			Indirect
VIEs:
Shanghai OneSmart Education and Training Co., Ltd. ("Shanghai OneSmart")	September 11, 2007	PRC	100%	K12 post-class education program services
Shanghai Rui Si Technology Information Consulting Co., Ltd. ("Shanghai Rui Si")	June 8, 2009	PRC	100%	Early childhood education services

Subsidiaries of VIEs:
Beijing Jingrui Peiyou Education Consulting Co., Ltd. (“Beijing Jingrui Peiyou”)	July 5, 2010	PRC	100%	K12 post-class education program services
Nanjing Jingrui Education Information Consulting Co., Ltd. (“Nanjing Jingrui”)	March 31, 2011	PRC	100%	K12 post-class education program services
Hangzhou OneSmart Education Information Consulting Co., Ltd. ("Hangzhou OneSmart")	April 2, 2011	PRC	100%	K12 post-class education program services
Guangzhou Jingxuerui Education Information Consulting Co., Ltd. ("Guangzhou OneSmart")	June 27, 2012	PRC	100%	K12 post-class education program services
Shenzhen Jingrui Education Training Centers (“Shenzhen Jingrui”)	September 7, 2012	PRC	100%	K12 post-class education program services
Changzhou Jingrui Education Information Consulting Co., Ltd. (“Changzhou Jingrui”)	May 27, 2014	PRC	100%	K12 post-class education program services
Tianjin Huaying Education Consulting Co., Ltd. ("Tianjin Huaying")	September 5, 2018	PRC	100%	K12 post-class education program services
Shanghai Jing Yu Investment Co., Ltd. (“Shanghai Jing Yu”)	October 23, 2015	PRC	100%	Investment holding
Wuxi Jingxuerui Education Information Consulting Co., Ltd. (“Wuxi Jingxuerui”)	March 10, 2015	PRC	100%	K12 post-class education program services
Shanghai Jingsirui Education Training Centers (“Shanghai Jingsirui”)	December 7, 2015	PRC	100%	K12 post-class education program services
Shanghai FasTrack English Education Training Co., Ltd. (“FasTrack English”)	January 1, 2018	PRC	75.61%	Early childhood education services
Shanghai OneSmart Education Investment Co., Ltd. (“Shanghai OneSmart Education Investment”)	November 25, 2014	PRC	100%	Investment holding

Schedule of financial statement balances and amounts of the Company's VIEs

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	507,513	741,803	103,686
Short-term investments	480,953	339,742	47,488
Prepayments and other current assets	221,445	541,708	75,718
Total current assets	1,209,911	1,623,253	226,892

Non-current assets:
Property and equipment, net	449,022	539,480	75,406
Intangible assets, net	112,119	168,622	23,569
Long-term investments	378,942	1,251,016	174,862
Goodwill	372,077	815,052	113,925
Deferred tax assets	36,981	81,618	11,408
Amounts due from related parties	16,500	18,750	2,621
Other non-current assets	215,182	510,697	71,383
Total non-current assets	1,580,823	3,385,235	473,174
Total assets	2,790,734	5,008,488	700,066

	As of August 31,
	2018	2019	2019
	RMB	RMB	US$
LIABILITIES
Current liabilities:
Prepayments from customers	1,991,647	2,170,766	303,421
Accrued expenses and other current liabilities	548,408	750,164	104,855
Income tax payable	33,809	66,300	9,267
Long-term loan, current portion	45,000	71,820	10,039
Short-term loan	—	249,876	34,927
Total current liabilities	2,618,864	3,308,926	462,509

Non-current liabilities:
Long-term loan	405,000	376,380	52,609
Deferred tax liabilities	23,528	55,719	7,788
Other non-current liabilities	—	43,440	6,072
Unrecognized tax benefit	17,345	25,640	3,584
Total non-current liabilities	445,873	501,179	70,053

Total liabilities	3,064,737	3,810,105	532,562

	For the years ended August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net revenues	2,057,557	2,862,692	3,964,820	554,187
Net income	243,305	190,315	154,305	21,568

	For the years ended August 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Net cash provided by operating activities	773,920	534,374	338,161	47,267
Net cash (used in)/provided by investing activities	(80,962)	839,810	(359,923)	(50,309)
Net cash provided by/(used in) financing activities	22,213	(1,832,368)	256,052	35,790
Net increase/(decrease) in cash and cash equivalents	715,171	(458,184)	234,290	32,748